Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EDIP | Time Vesting Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	215	226	265
Granted (in shares)	132	115	175
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(102)	(118)	(207)
Resignations, retirements, redundancies (in shares)	(1)	(8)	(7)
Outstanding at end of year (in shares)	244	215	226
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	640	606	706
Granted (in shares)	236	360	253
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(196)	(302)	(322)
Resignations, retirements, redundancies (in shares)	(1)	(24)	(31)
Outstanding at end of year (in shares)	679	640	606
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 10.2	$ 7.0	$ 10.6